Acquisition of subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Acquisition of subsidiaries

3. Acquisition of subsidiaries

Virtual Generation Limited (“VG”) Acquisition

On January 30, 2019, the Company entered into a Share Exchange Agreement (“VG SPA”), with the shareholders of Virtual Generation (“VG”) organized under the laws of Republic of Malta (the “Sellers”) and acquired all of the issued and outstanding ordinary shares of VG., together with all the ordinary shares of Naos Holding Limited, a company organized under the laws of Republic of Malta (“Naos”) that owned 3,999 of the 4,000 issued and outstanding ordinary shares of VG. VG owns and has developed a virtual gaming software platform.

In terms of the agreement, the purchase price was allocated to the fair market value of tangible and intangible assets acquired and liabilities assumed, as follows:

Amount
Purchase consideration, net of discount of $382,778	$4,193,374

Fair value of assets acquired
Cash	47,268
Current assets	178,181
Property, Plant and Equipment	41,473
Betting Platform	4,004,594
4,271,516
Less: liabilities assumed	(78,141)
Less: Imputed Deferred taxation on identifiable intangible acquired (Betting platform)	(1,401,608)

Total identifiable assets less liabilities assumed	2,791,767
Goodwill arising on acquisition	1,401,608
Total purchase consideration	$4,193,375

The Betting Platform value was determined by management, based on prior experience, and is being amortized over a period of 15 years, the expected useful life.

3.	Acquisition of subsidiaries

Ulisse GmbH (“Ulisse”) Acquisition

On June 30, 2016, the Company entered into a Share Exchange Agreement (“Ulisse SPA”), which closed on July 1, 2016, with the shareholders of Ulisse organized under the laws of Austria. Ulisse operates a network of approximately 170 land-based agency locations. Pursuant to the agreement, the Company issued 416,400 shares of common stock in consideration for 100% of the issued and outstanding shares of Ulisse.

Pursuant to the Ulisse SPA, the purchase price was subject to an adjustment equal to two times earnings before income taxes calculated on a pro rata basis from the closing date upon completion of the license tender auction held by the Italian gaming regulator, Agenzia delle Dogane e dei Monopoli (“ADM”). The sellers were also permitted to exercise the option to resell to the Company 50% of the shares of common stock (or 208,200 shares) issued in consideration for the purchase price at a fixed price of $4.00 per share (the “Ulisse Put Option”).

On May 31, 2018, the Company and Ulisse mutually agreed to exercise the Ulisse Put Option in lieu of completion of the ADM license tender auction. The Company repurchased and retired the shares issued in June 2016 with a purchase price adjustment to 10 million Euros (approximately $11.7 million). The purchase price adjustment was paid half in cash of €5 million (approximately $5.85 million) and the Company issued 591,950 shares of common stock to the sellers on May 31, 2018 to settle the balance of the purchase price adjustment at a closing price of $9.44 per share on May 31, 2018

Multigioco Acquisition

On May 31, 2018, the Company and Multigioco mutually agreed to exercise the option to repurchase the shares issued to the shareholders of Multigioco at the closing of the acquisition of Multigioco on August 15, 2014 (“Multigioco Put Option”). The Company repurchased and retired the balance of 255,000 shares issued to the Multigioco sellers in exchange for €510,000 (approximately $595,000).

Virtual Generation Limited (“VG”) Acquisition

On January 30, 2019, the Company entered into a Share Exchange Agreement (“VG SPA”), with the shareholders of Virtual Generation (“VG”) organized under the laws of Republic of Malta (the “Sellers”) and acquired all of the issued and outstanding ordinary shares of VG., together with all the ordinary shares of Naos Holding Limited, a company organized under the laws of Republic of Malta (“Naos”) that owned 3,999 of the 4,000 issued and outstanding ordinary shares of VG. VG owns and has developed a virtual gaming software platform.

Pursuant to the Purchase Agreement, on the Closing Date, the Company agreed to pay the Sellers the previously agreed to consideration of €4,000,000 ($4,576,352) in consideration for all the ordinary shares of VG and Naos, on the Closing Date as follows:

(i)	a cash payment of €108,000;
(ii)	the issuance of shares of the Company’s common stock valued at €89,000; and
(iii)

the delivery of a non-interest bearing promissory note of €3,803,000, providing for the payment of:

(a) an aggregate of €2,392,000 in cash in 23 equal and consecutive monthly instalments of €104,000 with the first such payment due and payable on the date that was one month after the Closing Date; and

(b) an aggregate of €1,411,000 in shares of the Company’s common stock in 17 equal and consecutive monthly instalments of €83,000 as determined by the average of the closing prices of such shares on the last 10 trading days immediately preceding the determination date of each monthly issuance, which issuances commenced on March 1, 2019.

The €3,803,000 promissory note was originally recorded as a liability owing to related parties of €1,521,200 (Note 15) and to third parties of €2,281,800 (Note 12).

Pursuant to the terms of the Purchase Agreement that the Company entered into with VG, the Company agreed to pay the sellers of VG an earnout payment in shares of our common stock equal to an aggregate amount of €500,000 (approximately $561,500), if the amounts of bets made by users of the VG platform grew by more than 5% for the year ended December 31, 2019 compared to the year ended December 31, 2018, based on the 18,449,380 tickets sold in 2019 the VG Sellers have qualified for the earnout payment. The earnout payment was considered remote at the time of entering into the transaction and was not recorded as a component of deferred purchase consideration, accordingly it has been expensed through the statement of operations for the year ended December 31, 2019.

Virtual Generation Limited (“VG”) Acquisition (continued)

In terms of the agreement, the purchase price was allocated to the fair market value of tangible and intangible assets acquired and liabilities assumed, as follows:

Amount
Purchase consideration, net of discount of $382,778	$4,193,375

Fair value of assets acquired
Cash	47,268
Current assets	178,181
Property, Plant and Equipment	41,473
Betting Platform	4,004,594
4,271,516
Less: liabilities assumed	(78,141)
Less: Imputed Deferred taxation on identifiable intangible acquired (Betting platform)	(1,401,608)

Total identifiable assets less liabilities assumed	2,791,767
Goodwill arising on acquisition	1,401,608
Total purchase consideration	$4,193,375

The Betting Platform value was determined by management, based on prior experience, and is being amortized over a period of 15 years, the expected useful life.